Uncertainty due to changes in domestic and global economic conditions - The exposure of the borrowers who applied for moratorium of interest payments and moratorium of repayment in installments by Shinhan Bank (Details) - KRW (₩)
₩ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Shinhan Bank Co., Ltd. [Member]
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Moratorium of interest payments	₩ 165,442	₩ 224,449
Moratorium of repayment in installments	1,105,481	1,342,366
Moratorium of interest payments and moratorium of repayment in installments	66,218	65,773
The exposure of the borrowers who applied for moratorium of interest payments and moratorium of repayment in installments	1,337,141	1,632,588
Jeju Bank [Member]
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Moratorium of interest payments	0	348
Moratorium of repayment in installments	351,129	276,193
The exposure of the borrowers who applied for moratorium of interest payments and moratorium of repayment in installments	₩ 351,129	₩ 276,541